Operating Leases - Future minimum payments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Future minimum payments under ASC 842
Year ending December 31, 2021	$ 322
Year ending December 31, 2022	337
Year ending December 31, 2023	355
Year ending December 31, 2024	233
Year ending December 31, 2025	114
Total undiscounted future cash flows	1,361
Less: present value discount	(156)
Operating lease liabilities	$ 1,205
Future minimum payments under the non-cancelable operating leases
Year ending December 31, 2020		$ 239
Year ending December 31, 2021		249
Year ending December 31, 2022		264
Year ending December 31, 2023		239
Year ending December 31, 2024		100
Total		$ 1,091